Accounts receivable and Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable and Contract Assets
Accounts Receivable
	December 31,	December 31,
	2025	2024
Total receivables and contract assets	$4,135,241	$22,210
Contract assets	(1,303,051)	-
Trade receivables	2,832,190	22,210
Other receivables	96,650	83,648
Net Accounts receivable	2,928,840	105,858
Allowance for doubtful accounts	-	-
Accounts receivable	2,928,840	105,858

Aging of trade receivable as of December 31, 2025

Current	$1,243,715
0-90 days	68,630
91-180 days	-
>180 days	1,519,845
2,832,190

Contract Assets
Movement in contract assets	For the year ended December 31, 2025
	US$	CDN$
Opening balance, January 1	$-	$-
Revenue	11,486,476	16,351,286
Revenue invoiced per contract milestones	(10,536,943)	(15,048,235)
Closing balance, December 31	949,533	1,303,051